Financial instruments by category (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortized cost:
Cash and cash equivalents	R$ 1,640,065	R$ 1,403,955	R$ 2,763,050	R$ 66,767
Accounts receivables	16,076,540	10,507,122
Other receivables	164,805	84,099
Judicial deposits	7,449	5,651
Investment	16,400	1,500
Fair value through other comprehensive income
Financial investments	979,837	1,349,666
Financial assets total	R$ 18,885,096	R$ 13,351,993